Business Acquisitions Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following tables present the Company's historical information summary combining the financial information for the March 2017 Drop Down Assets transferred in connection with the acquisitions:

	As of December 31, 2016
	As Previously Reported	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Current assets	$645	$11	$656
Property, plant and equipment	5,460	—	5,460
Non-current assets	2,278	442	2,720
Total assets	8,383	453	8,836

Debt	5,708	279	5,987
Other current and non-current liabilities	305	5	310
Total liabilities	6,013	284	6,297
Net assets	$2,370	$169	$2,539

	As of December 31, 2015
	As Previously Reported	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Current assets	$416	$—	$416
Property, plant and equipment	5,878	—	5,878
Non-current assets	2,395	100	2,495
Total assets	8,689	100	8,789

Debt	5,593	—	5,593
Other current and non-current liabilities	358	—	358
Total liabilities	5,951	—	5,951
Net assets	$2,738	$100	$2,838

	Year ended December 31, 2016
	As Previously Reported	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Total operating revenues	$1,021	$—	$1,021
Operating income	218	—	218
Net (loss) income	(15)	17	2

	Year ended December 31, 2015
	As Previously Reported	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Total operating revenues	$953	$—	953
Operating income	320	—	320
Net income	65	5	70

	Year ended December 31, 2014
	As Previously Reported	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Total operating revenues	$828	$—	$828
Operating income	306	—	306
Net income	108	5	113

CVSR [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following is the summary of historical net liabilities assumed in connection with the CVSR Drop Down as of September 1, 2016:

CVSR
(In millions)
Current assets	$95
Property, plant and equipment	826
Non-current assets	13
Total assets	934

Debt (a)	966
Other current and non-current liabilities	12
Total liabilities	978
Net liabilities assumed	(44)
Accumulated other comprehensive loss	(25)
Historical net liabilities assumed	$(19)

(a) Net of deferred financing costs of $5 million.

Alta Wind Portfolio [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price [Table Text Block]
The purchase price of $923 million was allocated as follows:

	Acquisition Date Fair Value at December 31, 2014	Measurement period adjustments	Revised Acquisition Date
Assets	(In millions)
Cash	$22	$—	$22
Current and non-current assets	49	(2)	47
Property, plant and equipment	1,304	6	1,310
Intangible assets	1,177	(6)	1,171
Total assets acquired	2,552	(2)	2,550

Liabilities
Debt	1,591	—	1,591
Current and non-current liabilities	38	(2)	36
Total liabilities assumed	1,629	(2)	1,627
Net assets acquired	$923	$—	$923